Significant Accounting Policies and Practices (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Significant Accounting Policies and Practices [Abstract]
Schedule of Consolidated Subsidiaries

As of June 30, 2026 and December 31, 2025, the Company’s consolidated subsidiaries and/or entities are as follows:

		Company Ownership Interest
Name of combined affiliate	State or other jurisdiction of incorporation or organization	June 30, 2026	December 31, 2025
Jerrick Ventures LLC	Delaware	100%	100%
Abacus Tech Pty Ltd	Australia	100%	100%
OG Collection, Inc.	Delaware	51%	20%
Vocal, Inc.	Nevada	51%	20%
S96 NYC, LLC	New York	100%	100%
Fly Flyte, Inc.	New York	—%	80%
Ponderosa Air, LLC	New York	—%	100%

As of December 31, 2025 and 2024, the Company’s consolidated subsidiaries and/or entities are as follows:

		Company Ownership Interest
Name of combined affiliate	State or other jurisdiction of incorporation or organization	December 31, 2025	December 31, 2024
Jerrick Ventures LLC	Delaware	100%	100%
Abacus Tech Pty Ltd	Australia	100%	100%
OG Collection, Inc.	Delaware	20%	44.00%
Vocal, Inc.	Nevada	20%	41.73%
S96 NYC, LLC	New York	100%	100%

Schedule of Relevant Assets Measured on Recurring Basis

The following tables provide a summary of the relevant assets that are measured at fair value on a recurring basis:

Fair Value Measurements as of

June 30, 2026

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$4,545,009	$4,545,009	$—	$—
Total assets	$4,545,009	$4,545,009	$—	$—
Liabilities:
Derivative liabilities	$1,090,224	$—	$—	$1,090,224
Total Liabilities	$1,090,224	$—	$—	$1,090,224
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$251,983	$251,983	$—	$—
Total assets	$251,983	$251,983	$—	$—
Liabilities:
Derivative Liabilities	$1,668,038	$—	$—	1,668,038
Total Liabilities	$1,668,038	$—	$—	$1,668,038

The following tables provide a summary of the relevant assets and liabilities that are measured at fair value on a recurring basis:

	Fair Value Measurements as of
	December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Marketable securities	$251,983	$251,983	$-	$-
Total assets	$251,983	$251,983	$-	$-
Liabilities:
Derivative liabilities	$-	$-	$-	$1,668,038
Total liabilities	$-	$-	$-	$1,668,038

	Fair Value Measurements as of
	December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Marketable securities	$67,676	$67,676	$-	$-
Total assets	$67,676	$67,676	$-	$-

The following tables provide a summary of the relevant assets that are measured at fair value on a non-recurring basis:

	Fair Value Measurements as of
	December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Intangible assets	$28,043	$-	$-	$28,043
Goodwill	-	-	-	-
Total assets	$28,043	$-	$-	$28,043

	Fair Value Measurements as of
	December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Intangible assets	$103,550	$-	$-	$103,550
Goodwill	5,415	-	-	5,415
Total assets	$108,965	$-	$-	$108,965

Schedule of Relevant Assets Measured on Non-Recurring Basis

The following tables provide a summary of the relevant assets that are measured at fair value on a non-recurring basis:

Fair Value Measurements as of

June 30, 2026

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Intangible assets, net	$22,475	$—	$—	$22,475
Total assets	$22,475	$—	$—	$22,475
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Intangibles assets, net	$28,043	$—	$—	$28,043
Total assets	$28,043	$—	$—	$28,043

Schedule of Estimated Useful Lives	Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:
Asset Class	Useful Life (Years)
Computers & Software	3
Furniture & Fixtures	2 – 10
Automobile	5
Software	3
Leasehold Improvements	3

Schedule of Breakdown of Intangible Assets

The breakdown of intangible assets, net of amortization, as of June 30, 2026 was as follows:

Asset Description	Amount
Customer Relations	$4,338
Know-How and Intellectual Property	11,567
Website & Apps	6,570
Total Intangible Assets, net	$22,475

Intangibles consisted of the following at December 31, 2025 and December 31, 2024, respectively:

Type	December 31, 2025	December 31, 2024	Estimated Useful Lives (Years)
Tradenames/trademarks	$59,254	$59,254	15
Customer relationships	1,076,401	1,082,813	5 to 15
Knowhow	26,502	43,600	5 to 15
Websites and apps	31,387	43,600	3 to 5
Less: accumulated amortization	(1,165,501)	(1,125,717)
Intangibles – net	$28,043	$103,550

Schedule of Revenue Disaggregated By Revenue

Revenue from continuing operations disaggregated by revenue source for the three and six months ended June 30, 2026 and 2025 consists of the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Agency (Managed Services + Branded Content)	$71,250	$68,025	$140,250	$202,825
Platform (Creator Subscriptions)	98,971	123,456	200,938	256,755
Ecommerce	3,720	5,465	36,480	29,250
Total Revenue	$173,941	$196,946	$377,668	$488,830
	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Products and services transferred over time	$170,117	$183,564	340,994	459,344
Products transferred at a point in time	3,824	13,382	36,674	29,486
	$173,941	$196,946	$377,668	$488,830

Revenue disaggregated by revenue source for the years ended December 31, 2025 and 2024 consists of the following:

	Year Ended
	December 31,
	2025	2024
Agency (Managed Services & Branded Content)	$483,550	$714,548
Platform (Creator Subscriptions)	569,901	736,567
Other Revenue	225,543	47,759
	$1,278,994	$1,498,874

Schedule of Common Stock Equivalents

As of June 30, 2026 and 2025, the Company had the following common stock equivalents:

	June 30,
	2026	2025
Series A preferred	10,870	—
Series E preferred	11	11
Series F preferred	114,150	22,830
Series G preferred	1,273,425	529,650
Series H preferred	61,401	73,892
Series I preferred	378,120	378,120
Options	1,853,371	8,448,568
Warrants	2,040,800	34,186,403
Convertible notes	314,097	122,467
Totals	6,046,245	43,761,941

Schedule of Property and Equipment Estimated Useful Lives	Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:
Estimated Useful Life (Years)
Computer equipment and software	3 - 5
Furniture and fixtures	5
Automobile	5

Schedule of Revenue Recognition	Timing of revenue recognition for the years ended December 31, 2025 and 2024 consists of the following:
	Year Ended
	December 31,
	2025	2024
Products and services transferred over time	$1,207,251	$1,451,151
Products transferred at a point in time	71,743	47,723
	$1,278,994	$1,498,874

Schedule of Changes in Deferred Revenue	Changes in the balance of deferred revenue for the periods presented are as follows:
Deferred Revenue
Balance as of December 31, 2023	$266,037
Billings for the period	1,379,787
Revenue recognized	(1,498,874)
Balance as of December 31, 2024	146,950
Billings for the period	1,250,906
Revenue recognized	(1,278,994)
Balance as of December 31, 2025	$118,862

Schedule of Common Stock Equivalents

The Company had the following common stock equivalents at December 31, 2025 and 2024:

	December 31,
	2025	2024
Series A preferred	10,870	-
Series E preferred	11	23
Series F preferred	114,150	31,180
Series G preferred	1,296,000	78,188
Series H preferred	73,891	73,891
Series I preferred	378,120	-
Options	569,922	103,679
Warrants	2,401,378	1,310,343
Convertible notes	276,597	14,808
Totals	4,181,859	1,612,112

Schedule of Previously Issued Consolidated Financial Statements

The following table summarizes the effects these corrections had on the Company’s unaudited condensed consolidated statement of changes in stockholders’ equity (deficit) by financial statement line item:

	As of September 30, 2025
	As Reported	Adjustment	As Revised

Stock in Subsidiaries: Vocal, Inc. Preferred stock, $0.001 par value	$178	$(178)	$-
Stock in Subsidiaries: OG Collection, Inc. Preferred stock, $0.001 par value	200	(200)	-
Non-Controlling Interest	5,541,786	378	5,542,164
Total Stockholders’ (Deficit)	9,048,046	-	9,048,046